Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Trade receivables	1,933	2,136
Trade receivables	1,933	2,136

Schedule of Other Current Assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2026	December 31, 2025
Research tax credit receivable	4,950	3,038
VAT receivable	1,265	1,080
Prepaid expenses	3,221	2,318
Other receivables	1,221	1,426
Other current assets	10,658	7,863

Schedule of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2025	3,038
2026 research tax credit – Nanobiotix SA	1,761
2026 research tax credit – Nanobiotix Corp	151
Receivable as of June 30, 2026	4,950
(1) See Note 16 - Revenue and other income.